Revenue (Details) - USD ($)	12 Months Ended
	Feb. 28, 2026	Feb. 28, 2025
Disaggregation of Revenue [Line Items]
Revenues	$ 24,132,261	$ 35,607,614
Telecommunication Products & Services [Member]
Disaggregation of Revenue [Line Items]
Revenues	23,937,558	35,396,655
Marketplace Platform & Digital Commerce Infrastructure Solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	25,037	80,592
Advanced Technology & Platform Solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	141,886	188,576
Data & Analytics Platform Solutions [Member]
Disaggregation of Revenue [Line Items]
Revenues	$ 27,780	$ (58,209)